Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Short-term employee benefits	$ 1,986,599	$ 1,743,334
Share-based compensation	684,952	955,146
Total remuneration	$ 2,671,551	$ 2,698,480